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        SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                    WARBURG PINCUS GLOBAL FIXED INCOME FUND
              (PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,
                            DATED FEBRUARY 17, 1998)

                      WARBURG PINCUS INSTITUTIONAL FUND --
                         GLOBAL FIXED INCOME PORTFOLIO
              (PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,
                            DATED FEBRUARY 27, 1998)

                           WARBURG PINCUS TRUST II --
                         GLOBAL FIXED INCOME PORTFOLIO
              (PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,
                             DATED APRIL 30, 1998)

              WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
              (PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,
                            DATED FEBRUARY 17, 1998)

  The following information supplements certain information in the prospectus and statement of additional information of each Warburg Pincus Fund listed above in the section entitled "Management of the Fund(s)/Portfolio -- Portfolio Managers":

WARBURG PINCUS GLOBAL FIXED INCOME FUND AND

GLOBAL FIXED INCOME PORTFOLIOS OF WARBURG PINCUS

INSTITUTIONAL FUND AND WARBURG PINCUS TRUST II

  Charles C. Van Vleet serves as Co-Portfolio Manager of the Fund/Portfolio, along with Co-Portfolio Manager Dale C. Christensen. Mr. Van Vleet has been Co-Portfolio Manager of the Fund/Portfolio since joining Warburg in May 1998. Prior to that time, Mr. Van Vleet was a senior vice president and senior global strategist at Putnam Investment Management from 1994 to 1998. From 1991 to 1994, Mr. Van Vleet served as vice president and senior portfolio manager at Alliance Capital Management.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND

  Patrick A. Bittner serves as Co-Portfolio Manager of the Fund, along with Co-Portfolio Managers Dale C. Christensen and Sharon B. Parente. Mr. Bittner, an Assistant Vice President of Warburg, has been a Co-Portfolio Manager of the Fund since May 1998. Prior to joining Warburg in 1994, Mr. Bittner was an assistant portfolio manager at First Fidelity Bank from 1991 to 1994.

Dated: May 29, 1998                                            16-0598 for WPBDF
                                                                           ADBDF
                                                                           WPINI
                                                                           TRBDF